Discontinued Operations - Summary of Financial Performance and Cash Flow Information (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues	S/ 3,899,462	S/ 4,014,013	S/ 4,137,309
Administrative expenses	(278,433)	(322,454)	(278,303)
Other (expenses) income, net	(61,335)	(32,869)	(22,360)
Gain (loss) from the sale of investments	(7)	34,545	46,336
Operating profit (loss)	334,714	181,674	61,762
Financial expenses	(247,982)	(150,777)	(198,055)
Financial income	50,925	13,742	18,225
Share of the profit or loss in associates and joint ventures	(3,709)	473	(590,066)
(Loss) profit before income tax	133,948	45,112	(708,134)
Income tax	113,318	46,305	(152,182)
(Loss) profit from continuing operations	20,630	(1,193)	(555,952)
Profit (loss) from discontinued operations	36,785	210,431	104,354
Loss of the year	57,415	209,238	(451,598)
Reclassified [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues		4,014,013	4,137,309
Operating costs		(3,511,561)	(3,821,220)
Gross profit (loss)		502,452	316,089
Administrative expenses		(322,454)	(278,303)
Other (expenses) income, net		(32,869)	(22,360)
Gain (loss) from the sale of investments		34,545	46,336
Operating profit (loss)		181,674	61,762
Financial expenses		(150,777)	(198,055)
Financial income		13,742	18,225
Share of the profit or loss in associates and joint ventures		473	(590,066)
(Loss) profit before income tax		45,112	(708,134)
Income tax		(46,305)	152,182
(Loss) profit from continuing operations		(1,193)	(555,952)
Profit (loss) from discontinued operations		210,431	104,354
Loss of the year		S/ 209,238	S/ (451,598)
(Loss) earnings per share from continuing operations attributable to owners of the company during the year		S/ (0.101)	S/ (0.916)
Audited [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues			S/ 6,190,317
Operating costs			(5,633,022)
Gross profit (loss)			557,295
Administrative expenses			(382,393)
Other (expenses) income, net			(13,374)
Gain (loss) from the sale of investments			46,336
Operating profit (loss)			207,864
Financial expenses			(221,664)
Financial income			20,645
Share of the profit or loss in associates and joint ventures			(589,710)
(Loss) profit before income tax			(582,865)
Income tax			119,272
(Loss) profit from continuing operations			(463,593)
Profit (loss) from discontinued operations			11,995
Loss of the year			S/ (451,598)
(Loss) earnings per share from continuing operations attributable to owners of the company during the year			S/ (0.790)
Restated balance [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues		S/ 6,080,142
Operating costs		(5,407,355)
Gross profit (loss)		672,787
Administrative expenses		(429,181)
Other (expenses) income, net		(20,545)
Gain (loss) from the sale of investments		56,099
Operating profit (loss)		279,160
Financial expenses		(185,445)
Financial income		15,407
Share of the profit or loss in associates and joint ventures		1,327
(Loss) profit before income tax		110,449
Income tax		(59,097)
(Loss) profit from continuing operations		51,352
Profit (loss) from discontinued operations		157,886
Loss of the year		S/ 209,238
(Loss) earnings per share from continuing operations attributable to owners of the company during the year		S/ (0.014)
Reclassification discontinued operations [member] | CAM Chile S.A. [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues		S/ (1,782,105)	S/ (1,939,983)
Operating costs		1,656,114	1,714,498
Gross profit (loss)		(125,991)	(225,485)
Administrative expenses		73,966	87,855
Other (expenses) income, net		(13,159)	(9,162)
Gain (loss) from the sale of investments		(21,554)
Operating profit (loss)		(86,738)	(146,792)
Financial expenses		23,913	18,384
Financial income		(1,401)	(2,420)
Share of the profit or loss in associates and joint ventures		(854)	(356)
(Loss) profit before income tax		(65,080)	(131,184)
Income tax		12,939	34,772
(Loss) profit from continuing operations		(52,141)	(96,412)
Profit (loss) from discontinued operations		52,141	96,412
Reclassification discontinued operations [member] | Adexus S.A. [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues		(284,024)	(113,025)
Operating costs		239,680	97,304
Gross profit (loss)		(44,344)	(15,721)
Administrative expenses		32,761	16,235
Other (expenses) income, net		835	176
Operating profit (loss)		(10,748)	690
Financial expenses		10,755	5,225
Financial income		(264)
(Loss) profit before income tax		(257)	5,915
Income tax		(147)	(1,862)
(Loss) profit from continuing operations		(404)	4,053
Profit (loss) from discontinued operations		404	(4,053)
Discontinued operations [member] | Adexus S.A. [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues	302,936
Operating costs	(263,455)
Gross profit (loss)	39,481
Administrative expenses	(32,730)
Other (expenses) income, net	(4,519)
Operating profit (loss)	2,232
Financial expenses	(12,786)
Financial income	611
(Loss) profit before income tax	(9,943)
Income tax	2,325
(Loss) profit from continuing operations	(7,618)
Cash flows relating to the discontinued operations are as follows:
Operating cash flows	36,450	6,083	39,318
Investing cash flows	(18,141)	(19,570)	17,639
Financing cash flows	(21,422)	14,059	66,886
Net increase generated in subsidiary	(3,113)	572	123,843
Discontinued operations [member] | CAM Servicios del Peru SA [member]
Cash flows relating to the discontinued operations are as follows:
Operating cash flows		149,687	125,048
Investing cash flows		(10,377)	(73,127)
Financing cash flows		(136,165)	(111,303)
Net increase generated in subsidiary		S/ 3,145	S/ (59,382)
Discontinued operations [member] | Grupo Cam and Stracon Gym [member]
Disclosure Of Financial Performance And Cash Flow Information [line items]
Revenues	1,010,739
Operating costs	(968,375)
Gross profit (loss)	42,364
Administrative expenses	(56,950)
Other (expenses) income, net	860
Operating profit (loss)	(13,726)
Financial expenses	(19,971)
Financial income	6,253
(Loss) profit before income tax	(27,444)
Income tax	7,112
(Loss) profit from continuing operations	(20,332)
Cash flows relating to the discontinued operations are as follows:
Operating cash flows	6,967
Investing cash flows	(11,474)
Financing cash flows	526
Net increase generated in subsidiary	S/ (3,981)